Equity affiliates, other investments and related parties - Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Associates
Non current assets	$ 188,029	$ 176,963	$ 157,683
Current assets	85,265	79,799	84,948
Total assets	273,294	256,762	242,631
Shareholder's equity	119,305	118,114	114,037	$ 101,574
Non current liabilities	83,745	76,414	71,889
Current liabilities	70,244	62,234	56,705
Total liabilities & shareholders' equity	273,294	256,762	242,631
Revenues from sales	176,249	184,106	149,099
Net income	11,438	11,550	8,299
Other comprehensive income	(781)	(3,494)	6,725
Equity value	23,123	18,689	16,968
Profit/(loss)	3,406	3,170	2,015
Share of Other Comprehensive Income, net amount	408	(540)	(677)
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
Non current assets	10,976	11,281	11,601
Current assets	1,793	2,069	2,021
Total assets	12,769	13,350	13,622
Shareholder's equity	2,113	2,412	2,424
Non current liabilities	8,098	8,398	9,029
Current liabilities	2,558	2,540	2,169
Total liabilities & shareholders' equity	12,769	13,350	13,622
Revenues from sales	10,522	11,886	9,049
Net income	(171)	122	222
Other comprehensive income	$ (124)	$ 16	$ 20
% owned	37.50%	37.50%	37.50%
Equity value	$ 792	$ 905	$ 909
Profit/(loss)	(64)	46	83
Share of Other Comprehensive Income, net amount	$ (33)	40	(82)
Dividends paid to the Group		56	45
Refinery production capacity (in barrels per day) | item	440,000
Qatar | Refining & Chemicals
Associates
Non current assets	$ 4,160	3,968	4,405
Current assets	1,571	1,741	1,696
Total assets	5,731	5,709	6,101
Shareholder's equity	2,676	2,748	3,200
Non current liabilities	2,150	1,914	1,895
Current liabilities	905	1,047	1,006
Total liabilities & shareholders' equity	5,731	5,709	6,101
Revenues from sales	8,225	9,929	7,388
Net income	42	409	490
Other comprehensive income	111	(21)	80
Equity value	706	740	814
Profit/(loss)	91	198	190
Share of Other Comprehensive Income, net amount	14	6	(12)
Dividends paid to the Group	$ 159	271	201
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned	20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned	49.09%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned	10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned	10.00%
Exploration and production activities | Novatek
Associates
Non current assets	$ 24,081	14,639	14,232
Current assets	6,898	4,545	3,404
Total assets	30,979	19,184	17,636
Shareholder's equity	24,884	14,163	12,842
Non current liabilities	3,727	3,086	3,187
Current liabilities	2,368	1,935	1,607
Total liabilities & shareholders' equity	30,979	19,184	17,636
Revenues from sales	13,227	13,415	10,022
Net income	8,260	4,636	1,950
Other comprehensive income	$ 1,807	$ (2,545)	$ 580
% owned	19.40%	19.40%	18.90%
Revaluation identifiable assets on equity affiliates	$ 1,641	$ 1,556	$ 1,804
Equity value	6,469	4,303	4,231
Profit/(loss)	1,508	794	263
Share of Other Comprehensive Income, net amount	634	(540)	(491)
Dividends paid to the Group	266	151	128
Group share of equity associate's market value	11,938
Exploration and production activities | Liquefaction entities
Associates
Non current assets	30,578	28,664	29,656
Current assets	9,994	9,358	7,875
Total assets	40,572	38,022	37,531
Shareholder's equity	23,640	22,615	22,804
Non current liabilities	11,445	9,826	10,291
Current liabilities	5,487	5,581	4,436
Total liabilities & shareholders' equity	40,572	38,022	37,531
Revenues from sales	22,684	25,644	20,401
Net income	5,692	7,408	5,781
Revaluation identifiable assets on equity affiliates	1,714	44	6
Equity value	5,493	3,758	3,768
Profit/(loss)	637	874	735
Share of Other Comprehensive Income, net amount	23	49	(194)
Dividends paid to the Group	$ 752	816	672
Exploration and production activities | Nigeria LNG Limited
Associates
% owned	15.00%
Exploration and production activities | Angola LNG Limited
Associates
% owned	13.60%
Exploration and production activities | Yemen LNG Company Limited
Associates
% owned	39.62%
Exploration and production activities | Qatar Liquefied Gas Company Limited
Associates
% owned	10.00%
Exploration and production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned	16.70%
Exploration and production activities | Oman LNG, LLC
Associates
% owned	5.54%
Exploration and production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned	5.00%
Exploration and production activities | Arctic LNG 2 LLC
Associates
% owned	10.00%
Exploration and production activities | Petrocedeno
Associates
Non current assets	$ 3,994	4,324	5,551
Current assets	7,457	5,580	4,291
Total assets	11,451	9,904	9,842
Shareholder's equity	4,548	4,581	5,178
Non current liabilities	76	20	13
Current liabilities	6,827	5,303	4,651
Total liabilities & shareholders' equity	11,451	9,904	9,842
Revenues from sales	356	1,629	1,708
Net income	$ (33)	$ 122	$ 204
% owned	30.32%	30.32%	30.32%
Equity value	$ 1,379	$ 1,389	$ 1,570
Profit/(loss)	$ (10)	37	62
Dividends paid to the Group		$ 218	$ 164